Stock Option Plan and Stock-Based Compensation - Summary of Effects of Stock-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 2,068	$ 2,122	$ 3,684	$ 4,311	$ 5,174	$ 2,623
Cost of sales
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	26	178	126	279	356	147
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	261	873	980	2,021	2,416	1,350
Sales, general and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 1,781	$ 1,071	$ 2,578	$ 2,011	$ 2,402	$ 1,126